May 1, 2006

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          Mutual of America Institutional Funds, Inc.

Registration Statement on Form N-4 (File no. 033-87874, 811-08922)

Series/Class Identifiers:	S000009406/C000025758;	S000009407/C000025759;
S000009408/C000025760;	S000009409/C000025761;	S000009410/C000025762;
S000009411/C000025763

Certification pursuant to Rule 497(j) of the Securities Act of 1933

Commissioners:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933 that the form of Prospectus that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to registration statement, filed on April 28, 2006, and that the text of the most recent amendment to registration statement has been filed electronically.

Sincerely,

/s/ Thomas L. Martin

Thomas L. Martin
Senior Vice President and
Associate General Counsel